Quarterly Financial Data (Unaudited)	3 Months Ended
Mar. 31, 2012
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 22 – QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest	Net Interest	Net		Earnings Per Share
	Income	Income	Income		Basic and Diluted

2012
First quarter	$4,997	$3,769	$927		$0.20

2011
First quarter	$4,874	$3,277	$778		$0.18
Second quarter	4,610	3,075	487		0.11
Third quarter	4,922	3,482	1,146	[1]	0.26
Fourth quarter	4,985	3,686	831		0.18

2010
First quarter	$4,944	$3,087	$670		$0.15
Second quarter	5,181	3,332	568		0.13
Third quarter	5,396	3,586	801		0.18
Fourth quarter	5,459	3,707	552	[2]	0.12

[1]	Net income for the third quarter of 2011 included $559 in net gains on securities.
[2]	Net income for the fourth quarter of 2010 included $1,180 in provision for loan losses.